Related Party Transactions (Details) - Schedule of significant related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cloudminds [Member]
Related Party Transaction [Line Items]
Software services provided to			$ 1,373
Bluecap [Member]
Related Party Transaction [Line Items]
Software services provided to	507
Hareesh Ramanna [Member]
Related Party Transaction [Line Items]
Loan from			$ 22